Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Total	Share capital	Share premium account	Other reserves	Retained earnings	Non-controlling interests
Opening balance at Dec. 31, 2022		$ 52,741	$ 50,634	$ 3,537	$ 4,322	$ 7,755	$ 35,020	$ 2,107
Total comprehensive income for the year	[1]	10,272	10,335			585	9,750	(63)
Currency translation arising on Rio Tinto Limited’s share capital		47	47	47
Dividends (note 3)		(6,928)	(6,466)				(6,466)	(462)
Newly consolidated operations (note 5)		33						33
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[2]	(95)	(95)			(78)	(17)
Change in equity interest held by Rio Tinto		0	(13)				(13)	13
Treasury shares reissued and other movements		2	2		2
Equity issued to holders of non-controlling interests		127						127
Employee share awards charged to the income statement		142	142			66	76
Closing balance at Dec. 31, 2023		56,341	54,586	3,584	4,324	8,328	38,350	1,755
Total comprehensive income for the year	[1]	8,200	8,375			(3,242)	11,617	(175)
Currency translation arising on Rio Tinto Limited’s share capital		(317)	(317)	(317)
Dividends (note 3)		(7,553)	(7,025)				(7,025)	(528)
Newly consolidated operations (note 5)		5						5
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[2]	(57)	(57)			(44)	(13)
Change in equity interest held by Rio Tinto		(380)	(468)				(468)	88
Treasury shares reissued and other movements		2	2		2
Equity issued to holders of non-controlling interests	[3]	1,574						1,574
Employee share awards charged to the income statement		150	150			72	78
Closing balance at Dec. 31, 2024		57,965	55,246	3,267	4,326	5,114	42,539	2,719
Total comprehensive income for the year	[1]	13,145	12,706			2,617	10,089	439
Currency translation arising on Rio Tinto Limited’s share capital		238	238	238
Dividends (note 3)		(6,410)	(6,145)				(6,145)	(265)
Newly consolidated operations (note 5)		298						298
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[2]	(87)	(87)			(57)	(30)
Change in equity interest held by Rio Tinto		(5)	(7)				(7)	2
Treasury shares reissued and other movements		3	3		3
Equity issued to holders of non-controlling interests	[3]	1,628						1,628
Employee share awards charged to the income statement		249	249			114	135
Closing balance at Dec. 31, 2025		$ 67,024	$ 62,203	$ 3,505	$ 4,329	$ 7,788	$ 46,581	$ 4,821

[1]	Refer to the consolidated statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.

[2]	Net of contributions received from employees for share awards.(c)
[3]	Refer to the consolidated cash flow statement for further details.